Segments and Geographical Information - Goodwill Assigned to Segments (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Goodwill [Line Items]
Beginning balance, Cost	$ 2,502	$ 2,454
Acquisitions	1	11
Translation differences and other changes	(80)	(41)
Ending balance, Cost	2,593	2,502
Accumulated impairment at January 1, 2013	(225)	(223)
Accumulated impairment at December 31, 2013	(235)	(225)
HPMS [Member]
Goodwill [Line Items]
Beginning balance, Cost	1,725
Acquisitions	1
Ending balance, Cost	1,788
Accumulated impairment at January 1, 2013	(186)
Accumulated impairment at December 31, 2013	(195)
SP [Member]
Goodwill [Line Items]
Ending balance, Cost	472	456
Accumulated impairment at December 31, 2013	(40)	(39)
Corporate and Other [Member]
Goodwill [Line Items]
Ending balance, Cost	333	321
Cost [Member]
Goodwill [Line Items]
Translation differences and other changes	90
Cost [Member] | HPMS [Member]
Goodwill [Line Items]
Translation differences and other changes	62
Cost [Member] | SP [Member]
Goodwill [Line Items]
Translation differences and other changes	16
Cost [Member] | Corporate and Other [Member]
Goodwill [Line Items]
Translation differences and other changes	12
Accumulated Impairment [Member]
Goodwill [Line Items]
Translation differences and other changes	(10)
Accumulated Impairment [Member] | HPMS [Member]
Goodwill [Line Items]
Translation differences and other changes	(9)
Accumulated Impairment [Member] | SP [Member]
Goodwill [Line Items]
Translation differences and other changes	$ (1)